UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22742

PRINCIPAL REAL ESTATE INCOME FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Sharon Akselrod

Principal Real Estate Income Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1 – Schedule of Investments.

PRINCIPAL REAL ESTATE INCOME FUND
STATEMENT OF INVESTMENTS
January 31, 2019 (Unaudited)

Description	Shares	Value (Note 2)
COMMON STOCKS (50.13%)
Computer Software (0.85%)
InterXion Holding NV(a)	19,930	$1,196,597

Hotels & Motels (1.32%)
City Developments, Ltd.	36,200	247,124
Extended Stay America, Inc.	61,500	1,051,650
Hilton Grand Vacations, Inc.(a)	10,402	315,596
Hilton Worldwide Holdings, Inc.	3,437	255,988
		1,870,358
Real Estate Management/Services (2.25%)
APAC Realty, Ltd.	1,469,200	534,771
Deutsche Wohnen AG	24,571	1,225,925
Mitsubishi Estate Co., Ltd.	70,000	1,236,768
Propnex, Ltd.(a)(b)	500,000	191,279
		3,188,743
Real Estate Operation/Development (6.93%)
ADO Properties SA(b)(c)	4,241	254,120
Aroundtown SA	50,449	445,783
Atrium European Real Estate, Ltd.	184,021	709,825
Echo Investment SA	328,924	303,087
Empiric Student Property PLC	171,428	216,301
Essential Properties Realty Trust, Inc.	161,503	2,567,898
LEG Immobilien AG	8,000	938,573
Leopalace21 Corp.	212,900	1,006,596
Mitsui Fudosan Co., Ltd.	69,800	1,689,810
New World Development Co., Ltd.	713,000	1,117,591
TLG Immobilien AG	18,000	552,155
		9,801,739
REITS-Apartments (6.09%)
Apartment Investment & Management Co., Class A	17,800	881,456
AvalonBay Communities, Inc.	8,600	1,659,112
Essex Property Trust, Inc.	3,800	1,030,560
Independence Realty Trust, Inc.	227,950	2,382,078
Invincible Investment Corp.	700	304,292
Invitation Homes, Inc.	73,823	1,660,279
Irish Residential Properties REIT PLC	140,000	240,366
Kenedix Residential Next Investment Corp.	280	462,961
		8,621,104
REITS-Diversified (10.98%)
Altarea SCA	5,469	1,131,776
Arena REIT	375,087	733,431
Charter Hall Group	40,967	245,080
Covivio	8,600	879,031
Cromwell Property Group	1,883,077	1,450,938
Crown Castle International Corp.	10,353	1,211,922
Dexus	73,000	609,171
Dream Industrial Real Estate Investment Trust	167,700	1,379,685
EPR Properties	16,000	1,168,960
Equinix, Inc.	1,850	728,900
Klepierre SA	29,535	1,012,821
LondonMetric Property PLC	145,000	356,972
Mapletree Logistics Trust	448,300	456,226
Merlin Properties Socimi SA	122,000	1,635,200
Mitsui Fudosan Logistics Park, Inc.	102	323,534
Segro PLC	69,224	587,439
VICI Properties, Inc.	35,000	753,550

Description	Shares	Value (Note 2)
REITS-Diversified (10.98%) (continued)
Weyerhaeuser Co.	33,139	$869,567
		15,534,203
REITS-Health Care (1.78%)
Physicians Realty Trust	58,000	1,050,380
Primary Health Properties PLC	138,725	209,609
Welltower, Inc.	16,172	1,253,168
		2,513,157
REITS-Hotels (1.05%)
Far East Hospitality Trust	836,000	412,970
Japan Hotel REIT Investment Corp.	1,030	789,580
Sunstone Hotel Investors, Inc.	20,000	286,000
		1,488,550
REITS-Manufactured Homes (0.58%)
Sun Communities, Inc.	7,443	818,060

REITS-Mortgage (0.21%)
Two Harbors Investment Corp.	20,170	294,280

REITS-Office Property (5.42%)
Alexandria Real Estate Equities, Inc.	7,199	948,180
alstria office REIT-AG	20,000	300,801
City Office REIT, Inc.	154,362	1,784,425
Daiwa Office Investment Corp.	50	334,175
Inmobiliaria Colonial SA	80,000	817,703
Kilroy Realty Corp.	7,300	514,358
MCUBS MidCity Investment Corp.	1,425	1,202,272
Propertylink Group(b)	1,569,252	1,323,200
Sekisui House Reit, Inc.	648	453,318
		7,678,432
REITS-Regional Malls (2.68%)
Macerich Co.	14,326	661,288
Simon Property Group, Inc.	6,479	1,179,956
Tanger Factory Outlet Centers, Inc.	69,000	1,569,750
Taubman Centers, Inc.	7,800	388,440
		3,799,434
REITS-Shopping Centers (2.77%)
CapitaLand Retail China Trust	239,500	266,862
Fortune Real Estate Investment Trust	299,000	369,218
Kenedix Retail REIT Corp.	236	561,373
Link REIT	131,500	1,441,160
NewRiver REIT PLC	219,556	634,974
SITE Centers Corp.	21,000	274,470
Vicinity Centres	197,568	374,828
		3,922,885
REITS-Single Tenant (0.71%)
Spirit Realty Capital, Inc.	25,400	1,008,888

REITS-Storage (0.48%)
CubeSmart	22,000	680,900

REITS-Warehouse/Industrials (5.84%)
Frasers Logistics & Industrial Trust(b)	925,025	742,109
Industrial Logistics Properties Trust	100,800	2,166,192
Liberty Property Trust	13,593	640,774
Macquarie Mexico Real Estate Management SA de CV(b)(c)	522,900	569,325
PLA Administradora Industrial S de RL de CV	278,500	396,146
Prologis, Inc.	32,305	2,234,214

Description	Shares	Value (Note 2)
REITS-Warehouse/Industrials (5.84%) (continued)
WPT Industrial Real Estate Investment Trust	106,800	$1,519,764
		8,268,524
Storage/Warehousing (0.19%)
Safestore Holdings PLC	36,000	272,446

TOTAL COMMON STOCKS
(Cost $64,929,678)		70,958,300

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
COMMERCIAL MORTGAGE BACKED SECURITIES (90.98%)
Commercial Mortgage Backed Securities-Other (13.60%)
Bank of America Commercial Mortgage Trust 2008-1(d)	6.571%	02/10/51	$119,671	$119,821
DBJPM Mortgage Trust 2017-C6(d)(e)	1.036%	06/10/27	26,108,922	1,585,932
FHLMC Multifamily Structured Pass Through Certificates:
2012-K052(d)(e)	1.612%	01/25/26	9,690,000	918,309
2012-K710(d)(e)	1.659%	06/25/42	27,830,000	91,421
2011-KAIV(d)(e)	3.615%	06/25/21	9,000,000	697,327
JPMorgan Chase Commercial Mortgage Securities Trust:
2017-JP6(d)(e)	1.317%	05/15/27	11,884,856	751,504
2013-C15(c)(d)(e)	1.638%	10/15/23	11,500,000	718,175
2014-C21(c)(d)	3.900%	07/15/24	12,747,500	9,103,767
2006-CB17(d)	5.489%	12/12/43	1,329,747	1,104,841
LB Commercial Mortgage Trust 2007-C3(d)	6.094%	07/15/44	165,836	167,835
LB-UBS Commercial Mortgage Trust 2006-C7	5.407%	11/15/38	1,187,632	916,579
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20(c)(d)(e)	1.612%	02/15/25	23,967,000	1,806,026
Morgan Stanley Capital I Trust 2016-UB11(c)(d)(e)	1.500%	08/15/26	13,495,500	1,272,673
				19,254,210

Commercial Mortgage Backed Securities-Subordinated (77.38%)
BANK:
2018-BN12(c)(d)	2.922%	05/15/28	2,500,000	1,642,413
2017-BNK5(c)(d)	3.078%	06/15/27	3,000,000	2,481,495
2017-BNK9(c)	3.367%	03/15/28	5,000,000	3,277,607
2017-BNK5(c)(d)	4.257%	07/15/27	7,500,000	5,117,581
Bank of America Commercial Mortgage Trust 2016-UB10(c)	3.000%	05/15/26	3,500,000	2,922,907
BENCHMARK Mortgage Trust 2018-B1(c)(d)	3.000%	01/15/28	11,500,000	7,408,089
CFCRE Commercial Mortgage Trust:
2016-C3(c)(d)	3.052%	01/10/26	5,484,000	4,523,820
2016-C7(c)(d)	4.434%	12/10/26	1,500,000	1,348,634
Commercial Mortgage Pass Through Certificates 2014-CR14(c)(d)	3.496%	01/10/24	2,000,000	1,397,105
Commercial Mortgage Trust:
2014-UBS5(c)	3.495%	09/10/24	2,715,000	2,279,320
2013-LC6(c)	3.500%	01/10/23	1,350,000	1,099,048
2014-LC17(c)	3.687%	09/10/24	2,780,000	2,404,302
2012-CR2(c)	4.250%	08/15/22	1,900,000	1,558,819
2014-CR17(c)(d)	4.301%	05/10/24	2,600,000	2,052,004
2012-CR5(c)(d)	4.320%	12/10/22	4,492,405	3,639,056
2013-CR11(c)(d)	4.371%	10/10/23	5,108,000	4,424,358
2014-UBS2(c)(d)	5.002%	02/10/24	2,932,500	2,650,754

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Commercial Mortgage Backed Securities-Subordinated (continued)
CSAIL Commercial Mortgage Trust 2015-C4(d)	3.583%	11/15/25	$5,000,000	$4,320,127
Goldman Sachs Mortgage Securities Trust:
2014-GC22(c)	3.582%	06/10/47	8,326,000	5,852,268
2013-GC14(c)(d)	4.750%	08/10/23	2,000,000	1,691,035
2014-GC20(c)(d)	4.965%	04/10/47	8,505,000	7,235,724
2013-GC16(c)(d)	5.488%	11/10/46	2,342,405	2,441,059
JPMorgan Chase Commercial Mortgage Securities Trust:
2013-C15(c)	3.500%	10/15/23	2,500,000	1,944,058
2013-C16(c)(d)	3.744%	11/15/23	1,433,000	1,227,912
2013-C16(c)(d)	5.028%	11/15/23	2,117,483	2,098,713
Morgan Stanley Bank of America Merrill Lynch Trust:
2017-C34(c)(d)	3.300%	10/15/27	3,450,000	2,158,455
2013-C8(c)(d)	4.059%	02/15/23	3,000,000	2,784,348
2015-C26(c)(d)	4.405%	10/15/25	3,576,000	2,668,875
Morgan Stanley Capital I Trust 2016-UB11(c)(d)	2.706%	08/15/26	5,000,000	3,456,207
Wells Fargo Commercial Mortgage Trust:
2014-LC18(c)	2.840%	01/15/25	8,635,000	6,001,389
2015-NXS3(c)	3.153%	09/15/57	1,500,000	1,212,277
2015-C31	3.852%	11/15/25	2,886,000	2,526,854
2015-NXS1(d)	4.100%	04/15/25	3,440,000	3,229,190
2015-C31(c)(d)	4.607%	11/15/25	3,000,000	2,231,119
WFRBS Commercial Mortgage Trust 2014-C20(c)	3.986%	05/15/24	7,650,000	6,208,429
				109,515,351
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $120,216,903)				128,769,561

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.78%)
State Street Institutional Treasury Plus Money Market Fund	2.314%	2,516,522	2,516,522

TOTAL SHORT TERM INVESTMENTS
(Cost $2,516,522)			2,516,522

TOTAL INVESTMENTS (142.89%)
(Cost $187,663,103)			$202,244,383

Liabilities in Excess of Other Assets (-42.89%)			(60,706,402)
NET ASSETS (100.00%)			$141,537,981

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2019, the aggregate market value of those securities was $3,080,033 representing 2.18% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts $113,163,266, which represents approximately 79.95% of net assets as of January 31, 2019.

(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Interest only security.

See Notes to Quarterly Statement of Investments.

PRINCIPAL REAL ESTATE INCOME FUND

Notes to Quarterly Statement of Investments

January 31, 2019 (Unaudited)

NOTE 1. ORGANIZATION

Principal Real Estate Income Fund (the ‘‘Fund’’) is a Delaware statutory trust registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’).

The Fund’s investment objective is to seek to provide high current income, with capital appreciation as a secondary investment objective, by investing in commercial real estate related securities.

Investing in the Fund involves risks, including exposure to below-investment grade investments. The Fund’s net asset value will vary and its distribution rate may vary and both may be affected by numerous factors, including changes in the market spread over a specified benchmark, market interest rates and performance of the broader equity markets. Fluctuations in net asset value may be magnified as a result of the Fund’s use of leverage.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the Statement of Investments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund’s ultimately realize upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2019.

Portfolio Valuation: The net asset value per Common Share of the Fund is determined no less frequently than daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per Common Share is calculated in the manner authorized by the Fund’s Board of Trustees (the “Board”). Net asset value is computed by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded.

The Fund values commercial mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by an independent pricing service, approved by the Board, which uses information with respect to transactions in such securities, interest rate movements, new issue information, cash flows, yields, spreads, credit quality, and other pertinent information as determined by the pricing service, in determining value. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its Common Shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and salability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first-in/first-out cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$70,958,300	$–	$–	$70,958,300
Commercial Mortgage Backed Securities	–	128,769,561	–	128,769,561
Short Term Investments	2,516,522	–	–	2,516,522
Total	$73,474,822	$128,769,561	$–	$202,244,383

*	See Statement of Investments for industry classifications.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3 during the period.

Commercial Mortgage Backed Securities (“CMBS”): As part of its investments in commercial real estate related securities, the Fund will invest in CMBS which are subject to certain risks associated with direct investments in CMBS. A CMBS is a type of mortgage-backed security that is secured by a loan (or loans) on one or more interests in commercial real estate property. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. CMBS may be backed by obligations (including certificates of participation in obligations) that are principally secured by commercial real estate loans or interests therein having multi-family or commercial use. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans because those securities derive their cash flows and value from the performance of the commercial real estate underlying such investments and/or the owners of such real estate.

Real Estate Investment Trusts (“REITs”): As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund’s investments in REITs, the Fund may also make distributions in excess of the Fund’s earnings and capital gains. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Common Shares and, after that basis has been reduced to zero, will constitute capital gains to the Common Shareholder.

Concentration Risk: The Fund invests in companies in the real estate industry, which may include CMBS, REITs, REIT-like structures, and other securities that are secured by, or otherwise have exposure to, real estate. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory changes, or economic conditions affecting CMBS, REITs, REIT-like structures, and real estate more generally, will have a significant impact on the Fund’s performance.

Foreign Currency Risk: The Fund expects to invest in securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates may affect the value of securities owned by the Fund, the unrealized appreciation or depreciation of investments and gains on and income from investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. These risks often are heightened for investments in smaller, emerging capital markets.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of the exchanges at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Item 2 – Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRINCIPAL REAL ESTATE INCOME FUND

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	March 29, 2019

By:	/s/ Kathryn Burns
Kathryn Burns
Treasurer (Principal Financial Officer)

Date:	March 29, 2019